Exhibit 99.5

Monthly Investor Report: Verizon Master Trust - VZMT 2023-7

Collection Period	July 2025
Payment Date	08/20/2025
Transaction Month	21
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/20/26	11/20/2029	$434,610,000.00		5.67%			5.67%
Class A-1b	11/20/26	11/20/2029	$100,000,000.00	30	SOFR +0.95%	08/13/2025	4.34270%	5.29%
Class B	11/20/26	11/20/2029	$40,870,000.00		5.96%			5.96%
Class C	11/20/26	11/20/2029	$24,520,000.00		4.61%			4.61%

Total			$600,000,000.00

Series 2023-7 Allocation % x Group One Available Funds								$42,411,252.43
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$42,411,252.43

Beginning of Period Reserve Account Balance								$6,539,509.54
Required Reserve Amount								$6,539,509.54
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$6,539,509.54

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$44.45	$44.45	$0.00	$0.00		$42,411,207.98
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$42,411,207.98
Asset Representations Reviewer Fee			$24.60	$24.60	$0.00	$0.00		$42,411,183.38
Supplemental ARR Fee			$98.42	$98.42	$0.00	$0.00		$42,411,084.96
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$42,409,834.96
Servicing Fee			$467,632.64	$467,632.64	$0.00	$0.00		$41,942,202.32
Class A-1a Note Interest			$2,053,532.25	$2,053,532.25	$0.00	$0.00		$39,888,670.07
Class A-1b Note Interest			$441,058.33	$441,058.33	$0.00	$0.00		$39,447,611.74
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,447,611.74
Class B Note Interest			$202,987.67	$202,987.67	$0.00	$0.00		$39,244,624.07
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,244,624.07
Class C Note Interest			$94,197.67	$94,197.67	$0.00	$0.00		$39,150,426.40
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,150,426.40
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$39,150,426.40
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,150,426.40
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$39,150,426.40
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$39,150,426.40
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$39,150,426.40
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$39,150,426.40
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$39,150,426.40
Class R Interest			$39,150,426.40	$39,150,426.40	$0.00	$0.00		$0.00

Total			$42,411,252.43	$42,411,252.43	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b			$0.00	$0.00	$441,058.33	$0.00	$0.00	$441,058.33
Class B			$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C			$0.00	$0.00	$94,197.67	$0.00	$0.00	$94,197.67

Total			$0.00	$0.00	$2,791,775.92	$0.00	$0.00	$2,791,775.92

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.73	$0.00	$4.73	$434,610,000.00	1.00	$434,610,000.00	1.00
Class A-1b	$1,000.00	$4.41	$0.00	$4.41	$100,000,000.00	1.00	$100,000,000.00	1.00
Class B	$1,000.00	$4.97	$0.00	$4.97	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$1,000.00	$3.84	$0.00	$3.84	$24,520,000.00	1.00	$24,520,000.00	1.00

Total	$1,000.00	$4.65	$0.00	$4.65	$600,000,000.00	1.00	$600,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$300,000,000.00			$300,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.